Notes Payable - Future Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
2023 (remainder)	$ 11,414
2023/2024	16,012	$ 13,048
2024/2025	29,091	16,012
2025/2026	22,708	29,091
2026/2027	67,063	22,708
2027		67,063
Thereafter	0
Thereafter		0
Total	$ 146,288	$ 147,922